Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Schedule of Option Activity
A summary of option activity under the Stock Option Plan as of December 31, 2014 and changes during the year then ended is presented below:

	Shares (in thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2014	620	$7.74
Exercised	(50)	$9.09
Forfeited	(250)	$8.40
Expired	(12)	$10.69
Outstanding at December 31, 2014	308	$6.86	4.1 years	$2,125
Exercisable at December 31, 2014	305	$6.88	4.1 years	$2,097

Schedule of Restricted Stock Activity
A summary of nonvested restricted stock award activity under the Stock Option Plan for the year ended December 31, 2014, follows (share amounts in thousands):

	Shares	Weighted Average Grant Date Fair Value
Nonvested at January 1, 2014	1,209	$8.60
Granted	1,267	$10.04
Vested	(711)	$9.89
Forfeited	(21)	$9.05
Nonvested at December 31, 2014	1,744	$9.11